Finance Receivables - Schedule of Finance Receivables (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Finance receivables	$ 5,942	$ 5,285			$ 255,943
Accrued interest and fees	32	24			7,910
Unearned annual fee income	(232)	(286)			0
Unamortized loan origination costs		0			13,421
Allowance for credit losses	(931)	(803)		$ (7)	(55,031)		$ (53,146)	$ (27,117)
Finance receivables at amortized cost, net	$ 4,811	$ 4,220	[1]		$ 222,243	[1]

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.